Patents and Licenses (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Accumulated amortization	$ 12,241	$ 12,181
Gross carrying amount	$ 13,840	$ 13,840
Weighted Average Original Life (years)	15 years 8 months 1 day	15 years 8 months 1 day